Derivative Warrant Liabilities (Details) - Schedule of Changes in the Warrants Liability - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023
Schedule of Changes in the Warrants Liability [Line Items]
Balance at beginning			$ 4,310,379
Exercise of warrants					(574,040)
Changes in fair value of warrants	$ (643,225)	$ 482,331	(83,080)	$ 121,774	2,189,986
Balance at ending	4,314,223		4,314,223		4,310,379
April 2023 Warrants [Member]
Schedule of Changes in the Warrants Liability [Line Items]
Issuance of Warrants					1,771,208
September 2023 Warrants [Member]
Schedule of Changes in the Warrants Liability [Line Items]
Issuance of Warrants					$ 923,225
January 2024 Warrants [Member]
Schedule of Changes in the Warrants Liability [Line Items]
Issuance of Warrants			480,004
Exercise of warrants			(559,240)
Changes in fair value of warrants			83,080
Balance at ending	$ 4,314,223		$ 4,314,223